Offerings - Offering: 1	Dec. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Amount Registered | shares	5,700,900
Proposed Maximum Offering Price per Unit	1.33
Maximum Aggregate Offering Price	$ 7,582,197.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,160.83
Offering Note	(a) This prospectus supplement relates to the resale by the selling shareholders referenced herein of up to 5,700,900 common shares of beneficial interest of the Registrant. (b) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (c) Estimated solely for the purposes of computing the registration fee with respect to 5,700,900 common shares of beneficial interest pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant's common shares of beneficial interest on The Nasdaq Stock Market LLC on December 13, 2024. (d) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3 (File No. 333-265997) filed with the Securities and Exchange Commission on July 1, 2022, or the Registration Statement. Calculated in accordance with Rule 457(r), this "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.